Exhibit 99.7

EXHIBIT 99.7	CLAYTON WAIVED CONDITIONS SUMMARY

Available via the U.S. Securities and Exchange Commission website:

Client Name:
Client Project Name:	SEMT 2023-3
Start - End Dates:	9/23/2016 - 7/17/2023
Deal Loan Count:	132

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	1
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	2
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	2
Credit	Terms/Guidelines	CRDTER3492	Patriot Act form not fully executed by all parties	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	3
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Title	CRDTIL100	Potential title issue	1
Credit	Income/Employment	CRDINC2340	Employment verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	4
Credit	Application	CRDAPP131	Occupancy status not supported by file documentation	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5111	TRID - LE delivered only via e-mail but there is no prior e-sign consent in file; by regulation, LE must be treated as not delivered	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Total				27

©2023 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.